Segment and Related Information	6 Months Ended
Jun. 30, 2015
Segment and Related Information
3.	Segment and Related Information

Effective June 1, 2015, in connection with the spinoff and acquisition transactions, Talen Energy is organized in two segments: East and West, primarily based on geographic location and energy market characteristics. Prior to the spinoff and acquisition, Talen Energy operated within a single segment.

The East segment consists primarily of competitive generation in PJM and wholesale, retail, marketing and trading activities in the eastern U.S. and the legacy Talen Energy Supply coal fired facility, Colstrip, in Montana. As such, the East segment includes all legacy Talen Energy Supply operations and from June 1, 2015, the Raven operations that were acquired from the Riverstone Holders. Although all of the legacy single segment’s activity is still included in one segment (East), segment information for periods prior to the spinoff has been revised to reflect the current period presentation as the measurement of segment performance has changed. Previously, net income was used as the measure of segment performance. Beginning in June 2015, operating income, as well non-GAAP measures, EBITDA, Adjusted EBITDA and Margins, are used as measures of segment performance. Additionally, certain costs that are not directly attributable to either the East or West segments are not allocated or assigned to the segments and are reflected in an “Other” category.

The West segment consists of the competitive generation and wholesale activities related to the Jade operations that were acquired from the Riverstone Holders on June 1, 2015, which are located in ERCOT.

“Other” primarily includes wages, benefits, services, certain insurance, rent and financing costs incurred primarily at Talen Energy Supply, which have not been allocated or assigned to the segments, and is presented to reconcile segment information to consolidated results.

Financial data for the segments and reconciliation to consolidated results for the periods ended June 30 are:

	Six Months
	2015	2014
Income Statement Data
Revenues from external customers (a)
East	$1,980	$52
West	31	—

Total	$2,011	$52

Operating Income (Loss)
East	$362	$65
West	(6)	—
Other	(144)	(128)

Total	$212	$(63)

	June 30, 2015	December 31, 2014
Balance Sheet Data
Assets
East	$11,549	$10,468
West	1,283	—
Other (b)	30	292

Total Assets	$12,862	$10,760

(a)	Includes unrealized gains and losses from derivatives. See Note 14 for additional information.
(b)	Primarily consists of unallocated items, including cash, and PP&E.